Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of cash flows
Restricted cash	€ 12,931	€ 11,819
R&D tax credits received	€ 62,233	€ 12,609	€ 16,434